As filed with the Securities and Exchange Commission on February 21, 2012

Securities Act File No. 333-83951

Investment Company Act File No. 811-09497

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24	☒

Dividend Growth Trust

(Exact Name of Registrant as Specified In Charter)

58 Riverwalk Boulevard

Building 2, Suite A

Ridgeland, South Carolina 29936

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (866) 348-4769

Copies to:

The Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, Delaware 19801	John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 W. 141st Terrace, Suite 119 Leawood, KS 66224
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 21 filed on January 30, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Ridgeland and the State of South Carolina on this 17th day of February, 2012.

DIVIDEND GROWTH TRUST (Registrant)

By:	/s/ C. TROY SHAVER, JR.
C. Troy Shaver, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ C. Troy Shaver, Jr. C. Troy Shaver, Jr.	President and Trustee	February 17, 2012

/s/ Earl L. Mason* Earl L. Mason	Chairman and Trustee	February 17, 2012

/s/ Roger B. Rainville* Roger B. Rainville	Trustee	February 17, 2012

/s/ W. Thomas Smith* W. Thomas Smith	Trustee	February 17, 2012

/s/ Ed Obuchowski Ed Obuchowski	Treasurer and Principal Accounting Officer	February 17, 2012

*By:	/s/ C. TROY SHAVER, JR.
C. Troy Shaver, Jr.
Attorney-in-Fact

DIVIDEND GROWTH TRUST

EXHIBIT INDEX

(FOR POST-EFFECTIVE AMENDMENT NO. 22)

Exhibit
EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase